Segment Reporting - Geographic Areas (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Segment Reporting Information [Line Items]
Carrying value of vessels	$ 521,331	$ 544,515
Total Europe
Segment Reporting Information [Line Items]
Carrying value of vessels	108,417	442,279
United Kingdom
Segment Reporting Information [Line Items]
Carrying value of vessels	108,417	442,279
Total Asia
Segment Reporting Information [Line Items]
Carrying value of vessels	412,914	102,236
Taiwan
Segment Reporting Information [Line Items]
Carrying value of vessels	291,561	83
Japan
Segment Reporting Information [Line Items]
Carrying value of vessels	$ 121,353	$ 102,153